Loans, Financing and Debentures (Details) - Schedule of BreakDown of Debt by Index - BRL (R$) R$ in Thousands	Jun. 30, 2024	Jun. 30, 2023
Schedule of BreakDown of Debt by Index [Line Items]
Breakdown of debt	R$ 681,938	R$ 554,638
Fixed rate [Member]
Schedule of BreakDown of Debt by Index [Line Items]
Breakdown of debt	381,641	252,872
CDI and fixed rate +CDI [Member]
Schedule of BreakDown of Debt by Index [Line Items]
Breakdown of debt	3,795	16,197
Fixed rate + IPCA [Member]
Schedule of BreakDown of Debt by Index [Line Items]
Breakdown of debt	R$ 296,502	R$ 285,569